Document and Entity Information	Jun. 09, 2021
Cover [Abstract]
Entity Registrant Name	CHESAPEAKE UTILITIES CORP
Security Exchange Name	NYSE
Local Phone Number	734-6799
Amendment Flag	false
Entity Central Index Key	0000019745
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	909 Silver Lake Boulevard
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	302
Security 12b Title	Common Stock - par value per share $0.4867
Trading Symbol	CPK
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false